Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Contractual obligations outstanding
Unconditional purchase obligations, Due in less than 1 year	$ 66
Unconditional purchase obligations, due in 1-3 years	93
Unconditional purchase obligations, due in 3-5 years	15
Unconditional purchase obligations, due after 5 years	0
Total unconditional purchase obligations	174
Other obligations, due in less than 1 year	1
Other long-term obligations, due in 1-3 years	0
Other long-term obligations, due in 3-5 years	0
Other long-term obligations, due after 5 years	0
Total other long-term obligations	1
Total contractual obligations, due within 1 year	67
Total contractual obligations, due in 1-3 years	93
Total contractual obligations, due in 3-5 years	15
Total contractual obligations, due after 5 years	0
Total contractual obligations	$ 175